Selected Financial Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Selected Financial Quarterly Data (Unaudited)
Selected Financial Quarterly Data (Unaudited)
The following is a summary of the quarterly results of operations for the years ended December 31, 2018 and 2017 (in thousands, except per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2018
Total revenue	$48,168	$54,811	$41,565	$50,976	$195,520
Total operating expenses	53,204	43,941	53,069	46,145	196,359
Operating income (loss)	$(5,036)	$10,870	$(11,504)	$4,831	$(839)
Net income (loss)	$(5,835)	$8,932	$2,006	$2,717	$7,820
Net income (loss) attributable to the Company	$(5,723)	$8,960	$3,387	$3,558	$10,182
Net income (loss) attributable to common stockholders	$(5,723)	$8,960	$1,409	$340	$4,986
Basic:
Net income (loss) attributable to common stockholders per share (1)	$(2.73)	$4.26	$0.67	$0.14	$2.29
Weighted average common shares outstanding - basic	2,094	2,095	2,109	2,381	2,170
Diluted:
Net income (loss) attributable to common stockholders per share (1)	$(2.84)	$0.93	$0.18	$(1.96)	$(2.11)
Weighted average common shares outstanding - diluted	2,115	2,487	2,337	2,652	2,332

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2017
Total revenue	$13,013	$19,639	$19,255	$29,666	$81,573
Total operating expenses	15,149	18,221	21,595	37,130	92,095
Operating income (loss)	$(2,136)	$1,418	$(2,340)	$(7,464)	$(10,522)
Net income (loss)	$(2,723)	$(7,231)	$(2,258)	$(7,982)	$(20,194)
Net income (loss) attributable to the Company	$(2,385)	$(6,709)	$(1,856)	$(7,402)	$(18,352)
Net income (loss) attributable to common stockholders	$(2,385)	$(6,709)	$(1,856)	$(7,402)	$(18,352)
Basic:
Net income (loss) attributable to common stockholders per share (1)	$(1.18)	$(3.32)	$(0.92)	$(3.58)	$(9.04)
Weighted average common shares outstanding - basic	2,015	2,019	2,022	2,069	2,031
Diluted:
Net income (loss) attributable to common stockholders per share (1)	$(1.34)	$(3.85)	$(1.05)	$(3.72)	$(9.59)
Weighted average common shares outstanding - diluted	2,046	2,265	2,054	2,118	2,067
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(1)
The sum of the basic and diluted income (loss) attributable to common stockholders per share for the four quarters in 2018 and 2017 may differ from the full year basic and diluted income (loss) attributable to common stockholders per share due to the required method of computing the weighted average diluted common shares in the respective periods.